SUPPLEMENTAL CASH FLOW INFORMATION (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supplemental Cash Flow Information [Abstract]
Amounts receivable	$ 542,054	$ (1,341,845)	$ (356,479)
Prepaid expenses and deposits	(131,697)	83,535	(186,290)
Unbilled revenues	111,845	(107,099)	0
Other receivable	0	67,143	(277,682)
Bank indebtedness	0	(39,464)	(8,632)
Accounts payable and accrued liabilities	612,050	(725,292)	2,380,469
Interest payable	292,365	488,997	401,104
Deferred revenue	(167,096)	259,182	178,668
Customer deposits	1,184,170	8,470,889	0
Income tax payable	247,500	373,196	0
Changes in non-cash working capital items	$ 2,691,191	$ 7,529,242	$ 2,131,158